Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Operating activities
Net income	$ 1,091,285	$ 1,167,260	$ 1,993,605
Non-cash item adjustments:
Non-cash operating lease expense	43,500	20,292	4,429
Depreciation of right-of-use assets – finance lease	1,300,302	1,003,668	485,385
Depreciation of property, plant and equipment	156,419	136,623	101,446
Deferred tax expenses	68,580	87,010	248,884
Loss on disposal of right-of-use assets – finance lease	197		1,282
Credit loss	(22,522)	201,751	111,663
Change in working capital items:
Change in accounts receivable	(1,000,746)	(2,529,230)	(833,989)
Change in accounts receivable – related parties	1,533,590	(642,535)	(1,201,806)
Change in retention receivable	(405,094)	(41,557)
Change in prepayment, deposits and other receivable	(787,948)	(58,017)	(27,085)
Change in accounts payable, accruals and other current liabilities	(479,398)	1,063,607	1,146,066
Change in accounts payable – related parties	43,069	236,429	(171,103)
Change in contract liabilities	734,348	102,563
Change in income taxes payable	148,079	112,738	108,850
Change in lease liabilities – Operating lease	(29,449)	(20,648)	(4,472)
Cash provided by operating activities	2,394,212	839,954	1,963,155
Investing activities
Purchase of property, plant and equipment		(46,398)	(544,360)
Cash used in investing activities		(46,398)	(544,360)
Financing activities
Net proceeds (repayment) from a director	(348,157)	110,389	142,253
Net proceeds from a related company	156,248
Proceeds of bank loans		1,078,941
Repayment of bank loans	(34,822)
Proceeds from disposal ROU-finance lease	21,276
Initial payment of finance lease	(139,595)	(24,823)	(565,022)
Initial payment of finance lease – related parties	(156,248)		(27,950)
Principal payment of finance lease liabilities	(935,304)	(693,666)	(227,241)
Principal payment of finance lease liabilities – related parties	(322,807)	(656,399)	(461,997)
Payment of offering costs	(385,587)	(478,841)	(237,965)
Cash used in financing activities	(2,144,996)	(664,399)	(1,377,922)
Net increase in cash and cash equivalents	249,216	129,157	40,873
Cash and cash equivalents as of beginning of the year	240,219	111,062	70,189
Cash and cash equivalents as of the end of the year	489,435	240,219	111,062
Supplementary Cash Flows Information
Cash paid for interest	210,713	175,885	115,978
Cash paid for income tax	30,943	19,895
Right-of-use assets obtained in exchange for new operating lease liabilities	90,342	65,667
Right-of-use assets obtained in exchange for new finance lease liabilities	$ 1,767,504	$ 2,153,607	$ 2,395,513